Pension and Other Post-Employment Benefits (Defined Periodic Pension And OPEB Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	$ 3	$ 4	$ 5
Interest cost	12	12	14
Expected return on plan assets	(15)	(16)	(28)
Amortization of net actuarial gains and losses		11	15
Amortization of Settlement and Curtailment from AOCI		5
Curtailment		1
Special termination benefits		4
Total Defined Benefit Plan Expense		21	6
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Current service cost	10	12	14
Interest cost	4	4	4
Amortization of net actuarial gains and losses	(1)
Amortization of net prior service costs	(1)
Curtailment		(5)
Total Defined Benefit Plan Expense	$ 12	$ 11	$ 18